Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value of Financial Instruments (Textual) [Abstract]
Enhancing guarantee bonus feature period	10 years
High liability value policy withdrawal period	20 years
Policy withdrawal period	1 year
Transfers from Level 1 to Level 2		$ 0